Series A Preferred Stock - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	May 10, 2016	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes In Equity And Comprehensive Income Line Items [Line Items]
Preferred stock, par or stated value per share			$ 0.0001		$ 0.0001	$ 0.0001
Stock issued, value		$ 25,000			$ 25,000
Wilco Holdco Inc
Changes In Equity And Comprehensive Income Line Items [Line Items]
Redeemable preferred stock balance			$ 168,637,000		163,329,000	$ 163,329,000	$ 144,298,000
Wilco Holdco Inc | Series A Preferred Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Stock issued, shares	98,000
Preferred stock, par or stated value per share	$ 0.01
Stock issue price	$ 1,000
Stock issued, value	$ 98,000,000
Cumulative preferred dividends at an annual rate	10.25%		10.25%
Preferred stock dividend, description	The dividend rate of the preferred stock increases by 0.25% at the end of each fiscal quarter beginning after the second anniversary of the issuance of the preferred stock.		The dividend rate of the preferred stock increases by 0.25% at the end of each fiscal quarter beginning after the second anniversary of the issuance of the preferred stock.
Preferred stock redemption terms			The Company is required to redeem all outstanding shares of preferred stock within 180 days after the date on which the Company repays, in full, all amounts due under the first lien credit facility and second lien credit facility for a cash payment to the holders. The Company is required to redeem all outstanding shares of preferred stock upon the occurrence of a deemed liquidating event as described by the operating agreement for a cash payment to the holders of the preferred stock.			The Company is required to redeem all outstanding shares of preferred stock within 180 days after the date on which the Company repays, in full, all amounts due under the first lien credit facility and second lien credit facility for a cash payment to the holders.
Cumulative preferred stock dividends			$ 5,300,000	$ 4,400,000		$ 19,000,000	15,500,000	$ 12,800,000
Preferred dividends paid			0	$ 0		0	0	$ 0
Redeemable preferred stock balance			$ 168,600,000		$ 163,300,000	$ 163,300,000	$ 144,300,000